Goodwill and Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill And Intangible Assets [Abstract]
Schedule of Goodwill and Intangible assets
The accounting policies on goodwill and intangible assets and impairment of non-financial assets are presented in Note 2c IX, 2c X.

	Goodwill and intangible from incorporation	Intangible assets				Total
		Association for the promotion and offer of financial products and services	Software acquired	Internally developed software	Other intangible assets (1)
Annual amortization rates		8%	20%	20%	10% to 20%
Cost
Balance at 12/31/2024	13,317	2,366	5,869	23,568	7,996	53,116
Acquisitions	60	-	789	4,556	807	6,212
Termination / write-offs	-	—	(9)	(261)	(489)	(759)
Exchange variation	(160)	41	(6)	(28)	(21)	(174)
Other	1	(16)	30	(7)	-	8
Balance at 12/31/2025	13,218	2,391	6,673	27,828	8,293	58,403
Amortization
Balance at 12/31/2024	-	(1,378)	(4,318)	(11,557)	(4,569)	(21,822)
Amortization expense	-	(79)	(509)	(3,368)	(1,247)	(5,203)
Termination / write-offs	-	—	5	—	486	491
Exchange variation	-	(16)	(11)	8	19	—
Other	-	16	—	-	-	16
Balance at 12/31/2025	-	(1,457)	(4,833)	(14,917)	(5,311)	(26,518)
Impairment
Balance at 12/31/2024	(4,968)	(729)	(174)	(1,326)	(100)	(7,297)
Increase	-	-	-	(558)	—	(558)
Exchange variation	95	(26)	-	-	-	69
Balance at 12/31/2025	(4,873)	(755)	(174)	(1,884)	(100)	(7,786)
Book value
Balance at 12/31/2025	8,345	179	1,666	11,027	2,882	24,099
1) Includes amounts paid to the rights for acquisition of payrolls, proceeds, retirements and pension benefits and similar benefits.

	Goodwill and intangible from incorporation	Intangible assets				Total
		Association for the promotion and offer of financial products and services	Software acquired	Internally developed software	Other intangible assets (1)
Annual amortization rates		8%	20%	20%	10% to 20%
Cost
Balance at 12/31/2023	12,255	2,227	5,177	19,577	7,602	46,838
Acquisitions	135	-	412	4,125	863	5,535
Termination / write-offs	-	(7)	(5)	(269)	(591)	(872)
Exchange variation	927	162	263	138	122	1,612
Other	-	(16)	22	(3)	-	3
Balance at 12/31/2024	13,317	2,366	5,869	23,568	7,996	53,116
Amortization
Balance at 12/31/2023	-	(1,242)	(3,713)	(8,422)	(3,766)	(17,143)
Amortization expense	-	(82)	(448)	(3,048)	(1,278)	(4,856)
Termination / write-offs	-	6	4	1	591	602
Exchange variation	-	(76)	(162)	(88)	(116)	(442)
Other	-	16	1	-	-	17
Balance at 12/31/2024	-	(1,378)	(4,318)	(11,557)	(4,569)	(21,822)
Impairment
Balance at 12/31/2023	(4,420)	(648)	(174)	(1,089)	-	(6,331)
Increase	-	-	-	(237)	(100)	(337)
Exchange variation	(548)	(81)	-	-	-	(629)
Balance at 12/31/2024	(4,968)	(729)	(174)	(1,326)	(100)	(7,297)
Book value
Balance at 12/31/2024	8,349	259	1,377	10,685	3,327	23,997
1) Includes amounts paid to the rights for acquisition of payrolls, proceeds, retirement and pension benefits and similar benefits.